Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
16.	Accumulated Other Comprehensive Income:

Activity in accumulated other comprehensive income is reflected in the consolidated statements of equity but not in the consolidated statements of operations.  A summary of accumulated other comprehensive income, net of taxes at December 31, 2011, 2010 and 2009 is as follows (in thousands):

	2011	2010	2009

Net unrealized gains on investments	$998,151	$1,749,757	$1,034,164
Net unrealized foreign exchange gains (losses)	(3,168)	(3,838)	4,024
Net unrealized gains on derivative instruments	–	–	1,005
Net minimum pension liability	(83,537)	(60,177)	(56,948)
Net postretirement benefit	975	1,621	2,787
	$912,421	$1,687,363	$985,032